Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended	11 Months Ended
	Feb. 08, 2021	Jan. 19, 2021	Feb. 28, 2021	Jan. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Facility in cash				$ 2,300	$ 3,950	$ 431
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from sale of convertible notes to investor			$ 45,000
Qualified financing ratio			90.00%
Facility in cash		$ 2,300
Subsequent Event [Member] | Business Combination Agreement [Member]
Subsequent Event [Line Items]
Cash held in trust	$ 225,700
Aggregate amount of committed common stock	$ 355,000
Common stock per share	$ 10.00